SHORT-TERM AND LONG-TERM DEBT - Short-term debt narrative (Details)	May 20, 2020 USD ($)	May 18, 2020 USD ($)	May 14, 2020 USD ($)	May 05, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	May 20, 2020 EUR (€)	May 05, 2020 EUR (€)	Apr. 08, 2020 USD ($)	Apr. 08, 2020 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of ordinary shares	$ 700,000,000		$ 750,000,000
Short-term bank loans and other credit facilities including commercial paper					$ 1,742,000,000						$ 1,838,000,000
Term facility
Disclosure of detailed information about borrowings [line items]
Borrowings, term				1 year
0.7 billion term facility, due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 700,000,000
2.1 billion term facility, due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €								€ 2,100,000,000
0.2 billion term facility, due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	200,000,000
Undrawn borrowing facilities					200,000,000
0.7 billion term facility, due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €							€ 700,000,000
Undrawn borrowing facilities | €						€ 700,000,000
Mandatorily convertible subordinated notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,200,000,000	$ 1,250,000,000
Borrowings, term		3 years
€300 million Bilateral term loan, due 2020
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 341,000,000	€ 300,000,000
Short-term bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities					800,000,000
Commercial paper
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €						€ 1,500,000,000
Short-term bank loans and other credit facilities including commercial paper					$ 1,030,000,000